Exploration and evaluation assets and mining data - Narrative (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of detailed information about property, plant and equipment [line items]
General and administrative expenses	$ 5,498,907		$ 4,497,829	$ 16,345,971	$ 12,507,259
Interest accrued	2,351,062	$ 889,351	304,091	5,269,195	304,091
Interest income on cash and bank balances at central banks	56,798			212,705	0
Kabanga Nickel Company Ltd
Disclosure of detailed information about property, plant and equipment [line items]
General and administrative expenses	$ 7,389,374		$ 3,565,313	$ 21,142,477	$ 12,321,662